Borrowings - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Short-term Debt [Line Items]
Federal home loan bank additional borrowings capacity	$ 60,600	$ 58,300
Loans Pledged as Collateral	122,100	122,800
Cash management lines of credit, additional borrowings	15,000	15,000
Securities Sold under Agreements to Repurchase	5,700	$ 5,691	$ 5,098
Security Owned and Pledged as Collateral, Fair Value	$ 8,500
Federal Home Loan one
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	3.08%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	6.65%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	3.80%
Federal Home Loan two
Short-term Debt [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from		3.08%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to		6.65%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate		3.81%